Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Property, plant and equipment, gross	$ 8,456,009	$ 8,669,218
Less: accumulated depreciation	1,984,962	1,576,183
Before accumulated impairment	6,471,047	7,093,035
Less: accumulated impairment	330,445
Property, plant and equipment, net	6,140,602	7,093,035
Building [Member]
Property, plant and equipment, gross	1,488,396	1,488,396
Computer equipment [Member]
Property, plant and equipment, gross	77,444	76,365
Furniture, fixture, and office and medical equipment [Member]
Property, plant and equipment, gross	262,239	271,009
Leasehold improvements [Member]
Property, plant and equipment, gross	459,327	665,546
Laboratory equipment [Member]
Property, plant and equipment, gross	4,030,341	4,029,640
Motor vehicle under finance leases [Member]
Property, plant and equipment, gross	239,093	239,093
Assets in construction [Member]
Property, plant and equipment, gross	$ 1,899,169	$ 1,899,169